Expense Example {- Fidelity Health Savings Fund} - 09.30 Fidelity Health Savings & Health Savings Index Funds Retail Combo PRO-02 - Fidelity Health Savings Fund - Fidelity Health Savings Fund	Nov. 28, 2020 USD ($)
Expense Example:
1 year	$ 49
3 years	154
5 years	269
10 years	$ 604